TAXATION ON INCOME - Expiration dates of tax losses (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 1,680,152	₺ 1,271,708
Amount paid to increase CIT base	146
To be paid between 1-2 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	21,489
To be paid between 2-3 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	79,602	300,661
Later than three years and not later than four years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	679,621	549,877
Later than four years and not later than five years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 899,440	₺ 421,170